Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Preferred Stock [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 1	$ 32,789,974	$ 100,000	$ (23,139)	$ (32,655,174)	$ 211,662
Beginning balance, shares at Dec. 31, 2021	1,296		1,000,000
Fractional shares issued for reverse stock split
Fractional shares issued for reverse stock split, shares	2
Common stock and pre-funded warrants issued in public and private offerings, net of issuance costs	$ 3	30,367,182				30,367,185
Common stock and pre-funded warrants issued in public and private offerings, net of issuance costs, shares	3,328
Exercise of warrants	$ 5	13,193,172				13,193,177
Exercise of warrants, shares	4,817
Preferred stock purchased from related party			$ (99,000)			(99,000)
Preferred stock purchased from related party, shares			(990,000)
Common stock issued as part of Nora Pharma acquisition	$ 2	4,513,998				4,514,000
Common stock issued as part of Nora Pharma acquisition, shares	1,850
Net (loss)				184,986	(26,744,440)	(26,559,454)
Ending balance, value at Dec. 31, 2022	$ 11	80,864,326	$ 1,000	161,847	(59,399,614)	21,627,570
Ending balance, shares at Dec. 31, 2022	11,293		10,000
Repurchase of treasury stock		(541,143)				(541,143)
Repurchase of treasury stock, shares	(257)
Common stock and pre-funded warrants issued in a private offering net of expenses	$ 1	4,089,217				4,089,218
Common stock and pre-funded warrants issued in a private offering net of expenses, shares	1,225
Exercise of warrants	$ 2	3,500				3,502
Exercise of warrants, shares	1,751
Net (loss)				534,258	(4,506,044)	(3,971,786)
Ending balance, value at Dec. 31, 2023	$ 14	$ 84,415,900	$ 1,000	$ 696,105	$ (63,905,658)	$ 21,207,361
Ending balance, shares at Dec. 31, 2023	14,012		10,000